Restricted Equity Securities	12 Months Ended
Dec. 31, 2023
Restricted Equity Securities [Abstract]
Restricted Equity Securities
(4)
Restricted Equity Securities

Restricted equity securities consists of stock of the FHLB of Cincinnati amounting to $3,436,000 and $4,357,000 at December 31, 2023 and 2022, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.